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April 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Market Advantage Series, Inc.
           RiverSource Portfolio Builder Conservative Fund
           RiverSource Portfolio Builder Moderate Conservative Fund RiverSource Portfolio Builder Moderate Fund
           RiverSource Portfolio Builder Moderate Aggressive Fund
           RiverSource Portfolio Builder Aggressive Fund
           RiverSource Portfolio Builder Total Equity Fund
           RiverSource S&P 500 Index Fund
           RiverSource Small Company Index Fund
      Post-Effective Amendment No. 41
      File Nos. 33-30770/811-5897
      Accession Number: 0000950123-10-030780

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 41 (Amendment). This Amendment was filed electronically on March 31, 2010.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.